MANAGEMENT OF FINANCIAL RISKS - Summary Of Exchange Rates Fluctuations On Financial Assets And Liabilities (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure Of Exchange Rates Fluctuations On Financial Assets And Liabilities [Line Items]
Financial liabilities	€ 10,112		€ 15,396	€ 16,644
Currency risk
Disclosure Of Exchange Rates Fluctuations On Financial Assets And Liabilities [Line Items]
Financial assets	15,912	$ 16,971
Cash and cash equivalents	15,375	16,399
Financial liabilities	1,732	$ 1,848
Depreciation o0f USD By 1% | Currency risk
Disclosure Of Exchange Rates Fluctuations On Financial Assets And Liabilities [Line Items]
Impact of changes in USD on financial assets	(158)
Impact of changes in USD on cash and cash equivalents	(152)
Impact of changes in USD on financial liabilities	(17)
Depreciation Of USD By 5% | Currency risk
Disclosure Of Exchange Rates Fluctuations On Financial Assets And Liabilities [Line Items]
Impact of changes in USD on financial assets	(758)
Impact of changes in USD on cash and cash equivalents	(732)
Impact of changes in USD on financial liabilities	(82)
Depreciation Of USD By 10% | Currency risk
Disclosure Of Exchange Rates Fluctuations On Financial Assets And Liabilities [Line Items]
Impact of changes in USD on financial assets	(1,447)
Impact of changes in USD on cash and cash equivalents	(1,398)
Impact of changes in USD on financial liabilities	€ (157)